UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



        Report for the Calendar Year or Quarter Ended September 30, 2010

Check here if Amendment:              |_|; Amendment Number: ____

This  Amendment  (Check  only  one):  |_|  is a restatement
                                      |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Glenrock Inc.

Address:  623 Fifth Ave, Suite 3101
          New York, New York 10022


13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Michael Katz
Title:  President
Phone:  212-808-7387

Signature, Place and Date of Signing:

  /s/ Michael Katz               New York, New York          November 12, 2010
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  24

Form 13F Information Table Value Total:  $144,146
                                         (thousands)


List of Other Included Managers: None

                        FORM 13F INFORMATION TABLE



COLUMN 1                   COLUMN 2         COLUMN 3   COLUMN 4       COLUMN 5            COL 6   COL 7            COLUMN 8

                                                       VALUE     SHS OR       SH/   PUT/  INVSMT  OTHER          VOTING AUTHORITY
NAME OF ISSUER             TITLE OF CLASS   CUSIP      (x$1000)  PRN AMT      PRN   CALL  DSCRTN  MGRS      SOLE      SHARED   NONE

ACCENTURE PLC IRELAND      SHS CLASS A      G1151C101   6,832      160,800    SH           SOLE   NONE        160,800
AMERICAN INTL GROUP INC    COM              026874784   7,886      201,700    SH           SOLE   NONE        201,700
ANADARKO PETE CORP         COM              032511107   8,654      151,700    SH           SOLE   NONE        151,700
APPLIED MATLS INC          COM              038222105   3,177      272,000    SH           SOLE   NONE        272,000
BARRICK GOLD CORP          COM              067901108   9,536      206,000    SH           SOLE   NONE        206,000
BJS WHOLESALE CLUB INC     COM              05548J106   6,682      161,000    SH           SOLE   NONE        161,000
COBALT INTL ENERGY INC     COM              19075F106   4,641      486,000    SH           SOLE   NONE        486,000
DELL INC                   COM              24702R101   8,210      633,000    SH           SOLE   NONE        633,000
GENCORP INC                COM              368682100   8,428    1,713,000    SH           SOLE   NONE      1,713,000
GENCORP INC                SDCV 2.250%11/1  368682AL4   3,175    3,175,000    PRN          SOLE   NONE      3,175,000
GENZYME CORP               COM              372917104   7,645      108,000    SH           SOLE   NONE        108,000
HOLOGIC INC                COM              436440101  10,078      629,500    SH           SOLE   NONE        629,500
INTERPUBLIC GROUP COS INC  COM              460690100  12,943    1,290,400    SH           SOLE   NONE      1,290,400
J CREW GROUP INC           COM              46612H402   3,890      115,700          PUT           NONE        115,700
MDS INC                    COM              55269P302   5,016      496,600    SH           SOLE   NONE        496,600
MEDTRONIC INC              COM              585055106   3,434      102,250    SH           SOLE   NONE        102,250
MICROSOFT CORP             COM              594918104   7,259      296,400    SH           SOLE   NONE        296,400
NORTHGATE MINERALS CORP    COM              666416102   7,533    2,486,000    SH           SOLE   NONE      2,486,000
PATTERSON UTI ENERGY INC   COM              703481101   6,832      400,000    SH           SOLE   NONE        400,000
PFIZER INC                 COM              717081103   4,172      243,000    SH           SOLE   NONE        243,000
SYMANTEC CORP              COM              871503108     284       18,800    SH           SOLE   NONE         18,800
SUNTRUST BKS INC           COM              867914103   2,583      100,000    SH           SOLE   NONE        100,000
VALERO ENERGY CORP NEW     COM              91913Y100   2,224      127,000    SH           SOLE   NONE        127,000
YAMANA GOLD INC            COM              98462Y100   3,032      266,000    SH           SOLE   NONE        266,000


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